Inventory (Tables)	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Course materials in schools	6,620	6,583
Publications in bookstores	13,454	15,957

	20,074	22,540